UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2018

Date of reporting period:  May 31, 2017

Item 1. Schedule of Investments.

Dearborn Partners Rising Dividend Fund
Schedule of Investments
May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.30%
Air Freight & Logistics - 2.28%
United Parcel Service, Inc. - Class B	44,282	$4,692,564
Banks - 1.81%
Glacier Bancorp, Inc.	115,555	3,727,804
Beverages - 2.36%
The Coca-Cola Co.	107,039	4,867,063
Biotechnology - 1.57%
Gilead Sciences, Inc.	49,700	3,225,033
Chemicals - 2.09%
Air Products & Chemicals, Inc.	29,786	4,290,971
Commercial Services & Supplies - 2.58%
Republic Services, Inc.	83,500	5,311,435
Diversified Telecommunication Services - 4.31%
AT&T, Inc.	124,105	4,781,766
Verizon Communications, Inc.	87,629	4,087,016
		8,868,782
Electric Utilities - 5.17%
NextEra Energy, Inc.	38,779	5,484,902
Xcel Energy, Inc.	107,673	5,158,613
		10,643,515
Food & Staples Retailing - 2.23%
CVS Health Corp.	59,750	4,590,592
Food Products - 3.95%
General Mills, Inc.	68,769	3,901,953
The J.M. Smucker Co.	33,000	4,219,050
		8,121,003
Health Care Equipment & Supplies - 5.22%
Becton Dickinson and Co.	28,008	5,299,954
Steris PLC (a)	70,263	5,449,598
		10,749,552
Hotels, Restaurants & Leisure - 5.29%
McDonald's Corp.	40,793	6,155,256
Starbucks Corp.	74,230	4,721,770
		10,877,026
Household Products - 2.39%
Kimberly-Clark Corp.	37,911	4,918,194
Industrial Conglomerates - 2.57%
3M Co.	25,893	5,294,342
Insurance - 7.67%
Arthur J. Gallagher & Co.	97,870	5,552,165
Assurant, Inc.	55,542	5,442,005
The Travelers Companies, Inc.	38,404	4,794,740
		15,788,910

IT Services - 8.00%
International Business Machines Corp.	30,000	4,578,900
Jack Henry & Associates, Inc.	53,823	5,716,541
MasterCard, Inc. - Class A	50,252	6,174,966
		16,470,407
Machinery - 2.81%
Illinois Tool Works, Inc.	40,948	5,782,677
Oil, Gas & Consumable Fuels - 4.61%
Chevron Corp.	40,548	4,195,907
Royal Dutch Shell PLC - ADR	94,196	5,294,757
		9,490,664
Pharmaceuticals - 7.10%
Johnson & Johnson	39,124	5,017,653
Merck & Co, Inc.	77,920	5,073,371
Novartis AG - ADR	55,178	4,511,905
		14,602,929

Semiconductors & Semiconductor Equipment - 8.25%
Analog Devices, Inc.	72,499	6,217,514
QUALCOMM, Inc.	79,909	4,576,389
Xilinx, Inc.	92,662	6,181,482
		16,975,385
Technology Hardware, Storage & Peripherals - 3.28%
Apple, Inc.	44,222	6,755,353
Textiles, Apparel & Luxury Goods - 1.79%
VF Corp.	68,571	3,689,120
Water Utilities - 1.97%
Aqua America, Inc.	123,944	4,051,729
TOTAL COMMON STOCKS (Cost $153,457,700)		183,785,050

MASTER LIMITED PARTNERSHIPS - 2.41%
Magellan Midstream Partners, L.P.	68,237	4,953,324
TOTAL MASTER LIMITED PARTNERSHIPS (Cost 4,034,822)		4,953,324

REAL ESTATE INVESTMENT TRUSTS - 7.21%
Digital Realty Trust, Inc.	48,000	5,673,120
Realty Income Corp.	81,449	4,473,993
Welltower, Inc.	64,866	4,705,380
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,778,540)		14,852,493

SHORT-TERM INVESTMENTS - 1.03%
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 0.640% (b)	2,119,038	2,119,038
TOTAL SHORT TERM INVESTMENTS (Cost $2,119,038)		2,119,038

Total Investments (Cost $171,390,100) - 99.95%		205,709,905
Other Assets in Excess of Liabilities - 0.05%		99,111
TOTAL NET ASSETS - 100.00%		$205,809,016

ADR	American Depositary Receipt
(a)	Foreign issued security.
(b)	Seven day yield as of May 31,2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

Cost of investments	$171,390,100
Gross unrealized appreciation	40,497,413
Gross unrealized depreciation	(6,177,608)
Net unrealized appreciation	$34,319,805

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.   For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which a security is traded.

Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”),  which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at  the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or is principally traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures  approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2017.

	Level 1	Level 2	Level 3	Total

Common Stocks*	$183,785,050	$-	$-	$183,785,050
Master Limited Partnerships	4,953,324	-	-	4,953,324
Real Estate Investment Trusts	14,852,493	-	-	14,852,493
Short-Term Investments	2,119,038	-	-	2,119,038
Total Investments in Securities	$205,709,905	$-	$-	$205,709,905

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund did not hold any investments during the reporting period with significant unobservable inputs which would be classified as Level 3. During the period ended May 31, 2017, there were no transfers between levels for the Fund. It is the Fund's policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold financial derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Trust for Professional Managers

By (Signature and Title  /s/ John Buckel
John Buckel, President

Date  July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ John Buckel
 John Buckel, President

Date  July 24, 2017

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  July 24, 2017

* Print the name and title of each signing officer under his or her signature.